Business developments - Share transactions (Details 2) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Subsidiary, Sale of Stock [Line Items]
Issuances of common shares		SFr 0
Bank
Subsidiary, Sale of Stock [Line Items]
Issuances of common shares		SFr 0
Credit Suisse Founder Securities Limited [Member]
Subsidiary, Sale of Stock [Line Items]
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions	51.00%	33.30%